Arrangements with Off-Balance Sheet Risk - Schedule of Guarantor Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingent repurchase commitments
Guarantor Obligations [Line Items]
Maximum Potential Payments	$ 388	$ 404	$ 514
Estimated Proceeds from Collateral/Recourse	388	404	514
Credit guarantees
Guarantor Obligations [Line Items]
Maximum Potential Payments	$ 15	15	45
Carrying Amount of Liabilities		$ 14	$ 27